EMPLOYEE BENEFITS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS
Maximum amount of annual employer match per participant			$ 2,000		$ 2,000
Matching contributions	$ 15,000	$ 13,000	$ 200,000	$ 100,000	$ 100,000	$ 100,000
Minimum
EMPLOYEE BENEFITS
Percentage of participant deferrals of cash compensation			0.00%		0.00%
Maximum
EMPLOYEE BENEFITS
Percentage of participant deferrals of cash compensation			100.00%		100.00%